employee future benefits - Defined contribution pension plans expense (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined contribution plans expense
Union pension plan and public service pension plan contributions	CAD 23	CAD 62
Other defined contribution pension plans	65	68
Total	88	130
Expected union pension plan and public service pension plan contribution in following year	CAD 25
Traditional
Disclosure of defined contribution plans expense
Union pension plan and public service pension plan contributions		26
Other defined contribution pension plans		63
Total		89
Transformative compensation
Disclosure of defined contribution plans expense
Union pension plan and public service pension plan contributions		36
Other defined contribution pension plans		5
Total		CAD 41